SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES - New IFRS and Interpretations of the IFRIC (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Summary of Significant Accounting Practices
Right-of-use assets	R$ 777,314
Current lease liabilities	202,536
Non-current lease liabilities	R$ 601,733
IFRS 16
Summary of Significant Accounting Practices
Right-of-use assets		R$ 836,368
Lease liabilities		R$ 836,368